Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions		6 Months Ended	12 Months Ended
		Apr. 30, 2025	Oct. 31, 2024
Disclosure of internal credit grades [line items]
ECL allowance		$ 18	$ 19
Residential mortgages		283,437	280,672
Business and government loans	[1]	224,753	214,305
Customers' liability under acceptances		10	6
Expected credit loss allowance on debt securities classified at amortized cost		15	17
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Residential mortgages		1,159	994
Stage 3 [member] | Financial instruments credit-impaired [member] | Other assets [member]
Disclosure of internal credit grades [line items]
Foreclosed assets		5	8
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages		3	3
Business and government loans		$ 614	$ 221

[1]	Includes customers’ liability under acceptances of $10 million (October 31, 2024: $6 million) in business and government loans and acceptances of $10 million (October 31, 2024: $6 million) in other liabilities. Prior period amounts have been revised to conform to the presentation adopted in the first quarter of 2025.